COMMON STOCK AND DIVIDENDS (Details)	12 Months Ended
	Dec. 31, 2018 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	780,894,503	780,894,503
Number of shares represents for each share on New York Stock Exchange (in shares)	5
Class "A" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	405,192,594	405,192,594
Face value common shares class (in dollars per share) | $ / shares		$ 1
Number of votes for common stock | Vote	1
Class "B" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)	375,701,909	375,701,909
Face value common shares class (in dollars per share) | $ / shares		$ 1
Number of votes for common stock | Vote	1
Common Stock [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	794,495,283	794,495,283
Common Stock [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	405,192,594	405,192,594
Common Stock [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	389,302,689	389,302,689
Treasury Shares [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	13,600,780	13,600,780	0
Face value common shares class (in dollars per share) | $ / shares	$ 1
Treasury Shares [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	0	0
Treasury Shares [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)	13,600,780	13,600,780